Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Contract liabilities [abstract]
Summary of contract liabilities

	2026	2025
	£m	£m
Current	110	96
Non-current	2,699	2,418
	2,809	2,514

Schedule of significant changes in contract assets and contract liabilities	Significant changes in the contract liabilities balances during the period are as follows:

	2026	2025
	£m	£m
As at 1 April	2,514	2,246
Exchange adjustments	(28)	(28)
Revenue recognised that was included in the contract liability balance at the beginning of the period	(97)	(129)
Increases due to cash received, excluding amounts recognised as revenue during the period	420	425
At 31 March	2,809	2,514